         BOARD OF MANAGERS
         THE ACCUMULATION FUND
         CHARLES E. SOULE
         CHAIRMAN
         GORDON T. MILLER
         VICE CHAIRMAN
         AUBREY K. REID, JR.
         JOAN SADOWSKY
         WILLIAM J. SHORT

                                     [LOGO]

       WORCESTER, MASSACHUSETTS 01608

         This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

         Form 9949 Rev. 1/96                                   Printed in U.S.A.

                                                                   ANNUAL REPORT
                                                               December 31, 1995

                                     [LOGO]

                                                        WORCESTER, MASSACHUSETTS

TO OUR CONTRACT OWNERS
AND PARTICIPANTS:

    The broad U.S. market (represented by the S&P 500 Index) posted a powerful 38% return for the full year 1995. The market benefited from falling interest rates, strong earnings in selected industry sectors, and a favorable supply/demand balance. In the fourth quarter, your portfolio of growth equities comfortably outperformed the Russell 1000 Growth Index -- and the S&P 500 Index. For the full year, your portfolio slightly trailed both indices. During 1995, the accumulation unit values of the Qualified Fund and Non-Qualified Fund increased 33% and 32%, respectively.

    Large contributions to portfolio performance during the year came from three sectors -- Consumer Staples, Healthcare, and Financial Services. The less economically sensitive Consumer Staples and Healthcare sectors outperformed the market as investors became increasingly fearful of a slowing rate of economic growth in 1996. Relative performance was also helped by underweightings in the poorly performing Retail and Basic Materials sectors. Another positive for relative performance was the portfolio's positioning in Technology. While Technology was the worst performing sector of the market in the fourth quarter, it was underweighted in your portfolio relative to the Growth Index and weighted in line with the S&P 500 Index.

    We believe 1996 will prove more challenging for equity investors than 1995. The weakening U.S. economy will lead to increased risk of earnings disappointments. Therefore, identification of those companies capable of sustaining superior earnings growth will be particularly crucial to outperforming the benchmarks this year.

    Going forward, we will continue to seek those companies with the strongest relative earnings growth. With the market at a high relative valuation level, there is heightened risk for growth companies which do not meet earnings expectations. We continue to be company-focused and to closely examine the long-term fundamentals for each company in which we invest. We believe this will provide the best opportunity for continued strong relative performance as the U.S. equity market becomes more challenging.

                                                  Sincerely,

                                                  Charles E. Soule
                                                  Chairman, Board of Managers
                                                  The Paul Revere Variable
                                                  Annuity
                                                    Contract Accumulation Fund
                                                  President, The Paul Revere
                                                  Variable
                                                    Annuity Insurance Company

STATEMENT OF ASSETS AND LIABILITIES

                                                                                           AS OF DECEMBER 31, 1995
                                                                                         ----------------------------
                                                                                          SERIES Q       SERIES N
                                                                                         (QUALIFIED)  (NON-QUALIFIED)
                                                                                         -----------  ---------------
ASSETS
Investments in securities of unaffiliated companies at market value
  (Cost: Series Q $30,440,986, Series N $3,116,989)
  (see Statement of Investments).......................................................  $38,564,248    $ 4,023,951
Cash...................................................................................      152,010        207,074
Dividends and interest receivable......................................................       46,583          5,038
Receivable from The Paul Revere Variable Annuity Insurance Company.....................       29,482         28,976
                                                                                         -----------  ---------------
     Total assets......................................................................   38,792,323      4,265,039
                                                                                         -----------  ---------------
LIABILITIES
Payable to The Paul Revere Variable Annuity Insurance Company..........................      --                 523
Other..................................................................................       17,290          3,095
                                                                                         -----------  ---------------
      Total liabilities................................................................       17,290          3,618
                                                                                         -----------  ---------------
TOTAL NET ASSETS.......................................................................  $38,775,033    $ 4,261,421
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------
CONTRACT OWNERS' EQUITY
Deferred contracts terminable by owner.................................................  $35,952,542    $ 2,875,034
Currently payable contracts............................................................    2,822,491      1,386,387
                                                                                         -----------  ---------------
      Total net assets.................................................................  $38,775,033    $ 4,261,421
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------
ACCUMULATION UNITS OUTSTANDING.........................................................    5,490,718        586,396
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------
NET ASSET VALUE PER ACCUMULATION UNIT..................................................  $     7.062    $     7.267
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                          ------------------------------------------------
                                                                                           SERIES N
                                                            SERIES Q (QUALIFIED)       (NON-QUALIFIED)
                                                          ------------------------  ----------------------
INCREASE/DECREASE IN NET ASSETS                              1995         1994         1995        1994
                                                          -----------  -----------  ----------  ----------
Operations:
   Net investment income (loss).........................  $   129,286  $    49,715  $    4,785  $   (1,569)
   Net realized gain on investments (unaffiliated
      companies)........................................    4,293,754    2,940,964     465,264     336,795
   Net increase (decrease) in unrealized appreciation of
      investments (unaffiliated companies)..............    5,138,033   (3,066,593)    581,843    (350,450)
                                                          -----------  -----------  ----------  ----------
      Increase (decrease) in net assets from
      operations........................................    9,561,073      (75,914)  1,051,892     (15,224)
Contract receipts and payments:
   Gross purchase payments received.....................      653,977      600,331       7,770       8,460
   Deductions from purchase payments....................        3,969        5,994         483         535
                                                          -----------  -----------  ----------  ----------
      Net purchase payments received....................      650,008      594,337       7,287       7,925
Payments to contract owners:
   Annuity payments to contract owners..................      260,591      226,080     142,452     133,297
   Terminations and withdrawals to contract owners......    1,128,000      943,118      43,041     117,653
                                                          -----------  -----------  ----------  ----------
      Total payments to contract owners.................    1,388,591    1,169,198     185,493     250,950
                                                          -----------  -----------  ----------  ----------
      Net contract payments to contract owners..........     (738,583)    (574,861)   (178,206)   (243,025)
Other additions.........................................      128,917       32,472      71,953      45,650
                                                          -----------  -----------  ----------  ----------
      Total increase (decrease) in net assets...........    8,951,407     (618,303)    945,639    (212,599)
NET ASSETS
Beginning of year.......................................   29,823,626   30,441,929   3,315,782   3,528,381
                                                          -----------  -----------  ----------  ----------
End of year.............................................  $38,775,033  $29,823,626  $4,261,421  $3,315,782
                                                          -----------  -----------  ----------  ----------
                                                          -----------  -----------  ----------  ----------

STATEMENT OF OPERATIONS

                                                                                               FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 1995
                                                                                          ----------------------------
                                                                                           SERIES Q       SERIES N
                                                                                          (QUALIFIED)  (NON-QUALIFIED)
                                                                                          -----------  ---------------
INVESTMENT INCOME
Income (unaffiliated companies):
   Dividends............................................................................   $ 529,196     $    59,172
   Interest.............................................................................     128,928          10,119
                                                                                          -----------  ---------------
      Total income......................................................................     658,124          69,291
Expenses:
   Mortality and expense risk fees......................................................     344,159          37,964
   Investment management and advisory service fees......................................     172,079          18,982
   Professional services................................................................      12,600           7,560
                                                                                          -----------  ---------------
      Total expenses....................................................................     528,838          64,506
                                                                                          -----------  ---------------
Net investment income...................................................................     129,286           4,785
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold
   (unaffiliated companies).............................................................   4,293,754         465,264
Net increase in unrealized appreciation of investments
   (unaffiliated companies).............................................................   5,138,033         581,843
                                                                                          -----------  ---------------
Net realized and unrealized gain on investments.........................................   9,431,787       1,047,108
                                                                                          -----------  ---------------
Increase in net assets from operations..................................................   $9,561,073    $ 1,051,892
                                                                                          -----------  ---------------
                                                                                          -----------  ---------------

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS
DECEMBER 31, 1995

                                                 SERIES Q (QUALIFIED)                       SERIES N (NON-QUALIFIED)
                                  --------------------------------------------------   ----------------------------------
SECURITIES OF                       NUMBER                     MARKET        % OF       NUMBER                   MARKET
UNAFFILIATED COMPANIES             OF SHARES     COST (A)       VALUE     NET ASSETS   OF SHARES    COST (A)     VALUE
                                  -----------   -----------  -----------  ----------   ---------   ----------  ----------

COMMON STOCKS
AEROSPACE
   Allied Signal Inc............      10,800    $   388,125  $   513,000                 1,100     $   38,824  $   52,250
   Raytheon Co..................       8,600        339,379      406,350                 1,000         39,472      47,250
                                                -----------  -----------                           ----------  ----------
                                                    727,504      919,350      2.4%                     78,296      99,500
                                                -----------  -----------                           ----------  ----------
BANKS AND CREDIT COMPANIES
   Comerica Inc.................      12,200        360,991      488,000                 1,400         41,353      56,000
   Northern Trust Corp..........      11,400        411,107      638,400                 1,300         46,881      72,800
   Norwest Corp.................      15,800        312,155      521,400                 1,800         34,845      59,400
                                                -----------  -----------                           ----------  ----------
                                                  1,084,253    1,647,800      4.3%                    123,079     188,200
                                                -----------  -----------                           ----------  ----------
BUSINESS MACHINES
   Hewlett Packard Co...........       2,000         88,730      167,500                   200          8,716      16,750
   Motorola Inc.................       4,100        190,855      233,700                   400         17,954      22,800
   Xerox Corp...................       3,400        329,184      465,800                   400         37,830      54,800
                                                -----------  -----------                           ----------  ----------
                                                    608,769      867,000      2.2%                     64,500      94,350
                                                -----------  -----------                           ----------  ----------
BUSINESS SERVICES
   Alco Standard Corp...........       6,200        283,750      282,875                   600         27,565      27,375
(b) Computer Sciences Co........      10,600        585,701      744,650                 1,200         66,865      84,300
(b) CUC Intl Inc................       3,900         82,711      133,087                   500         10,412      17,062
(b) DST Sys Inc.................         900         18,900       25,650                   100          2,100       2,850
                                                -----------  -----------                           ----------  ----------
                                                    971,062    1,186,262      3.1%                    106,942     131,588
                                                -----------  -----------                           ----------  ----------
CELLULAR TELEPHONES
(b) Airtouch Communications.....       1,900         45,567       53,438      0.1%         200          4,669       5,625
                                                -----------  -----------                           ----------  ----------
COMPUTER SOFTWARE--PC
   First Data Corp..............       5,700        346,323      381,187                   600         36,639      40,125
(b) Microsoft Corp..............       3,400        144,641      298,350                   400         17,125      35,100
                                                -----------  -----------                           ----------  ----------
                                                    490,964      679,537      1.8%                     53,764      75,225
                                                -----------  -----------                           ----------  ----------
COMPUTER SOFTWARE--SYSTEMS
   Adobe Systems Inc............       7,100        364,636      440,200                   800         41,326      49,600
   Computer Assoc Intl..........       8,200        348,241      466,375                   900         38,192      51,188
(b) Oracle Corp.................      12,000        234,025      508,500                 1,350         27,210      57,206
                                                -----------  -----------                           ----------  ----------
                                                    946,902    1,415,075      3.7%                    106,728     157,994
                                                -----------  -----------                           ----------  ----------
CONSUMER GOODS & SERVICES
   Philip Morris Cos. Inc.......       4,400        376,596      397,100                   500         42,777      45,125
   Procter & Gamble Co..........      10,600        630,229      879,800                 1,200         72,260      99,600
   Service Corp Intl............       8,500        331,839      374,000                   900         35,153      39,600
   Tyco Intl....................      24,600        638,659      876,375                 2,800         72,744      99,750
                                                -----------  -----------                           ----------  ----------
                                                  1,977,323    2,527,275      6.5%                    222,934     284,075
                                                -----------  -----------                           ----------  ----------
DEFENSE ELECTRONICS
   Loral Corp...................      12,600        335,854      445,725      1.2%       1,400         37,410      49,525
                                                -----------  -----------                           ----------  ----------
ELECTRICAL EQUIPMENT
   General Electric Co..........      10,000        280,975      720,000                 1,000         27,619      72,000
   Honeywell Inc................      10,900        392,507      530,012                 1,200         43,506      58,350
                                                -----------  -----------                           ----------  ----------
                                                    673,482    1,250,012      3.2%                     71,125     130,350
                                                -----------  -----------                           ----------  ----------


SECURITIES OF                        % OF
UNAFFILIATED COMPANIES            NET ASSETS
                                  ----------
COMMON STOCKS
AEROSPACE
   Allied Signal Inc............
   Raytheon Co..................

                                      2.3%

BANKS AND CREDIT COMPANIES
   Comerica Inc.................
   Northern Trust Corp..........
   Norwest Corp.................

                                      4.4%

BUSINESS MACHINES
   Hewlett Packard Co...........
   Motorola Inc.................
   Xerox Corp...................

                                      2.2%

BUSINESS SERVICES
   Alco Standard Corp...........
(b) Computer Sciences Co........
(b) CUC Intl Inc................
(b) DST Sys Inc.................

                                      3.1%

CELLULAR TELEPHONES
(b) Airtouch Communications.....      0.1%

COMPUTER SOFTWARE--PC
   First Data Corp..............
(b) Microsoft Corp..............

                                      1.7%

COMPUTER SOFTWARE--SYSTEMS
   Adobe Systems Inc............
   Computer Assoc Intl..........
(b) Oracle Corp.................

                                      3.7%

CONSUMER GOODS & SERVICES
   Philip Morris Cos. Inc.......
   Procter & Gamble Co..........
   Service Corp Intl............
   Tyco Intl....................

                                      6.6%

DEFENSE ELECTRONICS
   Loral Corp...................      1.1%

ELECTRICAL EQUIPMENT
   General Electric Co..........
   Honeywell Inc................

                                      3.1%


                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

                                                 SERIES Q (QUALIFIED)                       SERIES N (NON-QUALIFIED)
                                  --------------------------------------------------   ----------------------------------
                                    NUMBER                     MARKET        % OF       NUMBER                   MARKET
                                   OF SHARES     COST (A)       VALUE     NET ASSETS   OF SHARES    COST (A)     VALUE
                                  -----------   -----------  -----------  ----------   ---------   ----------  ----------
ELECTRONICS
   Intel Corp...................       4,500    $    62,395  $   255,375                   500     $    6,437  $   28,375
(b) Natl Semiconductor..........      11,200        300,197      247,800                 1,200         32,045      26,550
                                                -----------  -----------                           ----------  ----------
                                                    362,592      503,175      1.3%                     38,482      54,925
                                                -----------  -----------                           ----------  ----------
ENTERTAINMENT
   Comcast Corp.................       7,800         81,900      141,866                   900          9,450      16,369
   Disney (Walt) Productions....       6,400        207,403      376,800                   700         18,252      41,213
                                                -----------  -----------                           ----------  ----------
                                                    289,303      518,666      1.4%                     27,702      57,582
                                                -----------  -----------                           ----------  ----------
FINANCIAL INSTITUTIONS
   Beneficial Corp..............       7,400        294,706      345,025                   800         31,955      37,300
   Federal Home Loan Mtg........       4,800        264,602      400,800                   600         32,464      50,100
   Federal Natl Mtg. Assoc......       1,400         53,123      173,425                   200          9,160      24,775
   Finova Group Inc.............       4,500        165,545      217,125                   500         18,405      24,125
                                                -----------  -----------                           ----------  ----------
                                                    777,976    1,136,375      2.9%                     91,984     136,300
                                                -----------  -----------                           ----------  ----------
FOOD & BEVERAGE PRODUCTS
   Campbell Soup Co.............      11,000        561,630      660,000                 1,200         61,254      72,000
   General Mill Inc.............       9,900        518,208      571,724                 1,100         57,565      63,524
   Hershey Foods Corp...........       2,900        160,004      188,500                   300         16,570      19,500
   Kellogg Co...................       5,300        359,143      409,425                   600         40,661      46,350
   McCormick & Sons Inc.........       4,400         97,590      106,150                   500         11,123      12,062
   Nabisco Holdings Corp........      10,100        278,126      329,513                 1,100         30,291      35,888
   Pepsico, Inc.................      15,700        596,836      877,238                 1,800         68,944     100,575
   Ralston Purina Co............       6,300        350,187      392,963                   700         38,727      43,662
   Universal Foods Corp.........      10,600        368,786      425,325                 1,200         41,747      48,150
                                                -----------  -----------                           ----------  ----------
                                                  3,290,510    3,960,838     10.2%                    366,882     441,711
                                                -----------  -----------                           ----------  ----------
FOREST & PAPER PRODUCTS
   Kimberly-Clark Corp..........       7,020        460,940      580,905      1.5%         780         51,203      64,545
                                                -----------  -----------                           ----------  ----------
INSURANCE
   American Re Corp.............       8,400        314,353      343,350                   900         33,680      36,787
   Equitable Iowa Cos...........      10,800        309,652      346,950                 1,200         35,040      38,550
   Prudential Reins Hldgs.......       4,100         73,769       95,838                   400          7,187       9,350
   Torchmark Corp...............      12,400        455,806      561,100                 1,400         51,783      63,350
   Travelers Group Inc..........      13,900        557,162      870,487                 1,500         60,232      93,937
   Unum Corp....................       5,600        266,771      308,000                   700         33,533      38,500
                                                -----------  -----------                           ----------  ----------
                                                  1,977,513    2,525,725      6.5%                    221,455     280,474
                                                -----------  -----------                           ----------  ----------
MACHINERY
   York Intl Corp...............       8,500        367,957      399,500      1.0%         900         38,989      42,300
                                                -----------  -----------                           ----------  ----------
MEDICAL & HEALTH PRODUCTS
   American Home Prods..........       4,200        369,852      407,400                   500         44,030      48,500
   Baxter Intl Inc..............       9,700        373,947      406,187                 1,100         42,456      46,062
   Johnson & Johnson............      13,400        772,518    1,145,700                 1,500         86,935     128,250
   Pfizer, Inc..................      14,900        585,312      938,700                 1,700         67,031     107,100
   Schering Plough Corp.........       8,000        350,890      438,000                   900         39,444      49,275
   Warner Lambert Co............       3,100        221,537      301,088                   300         22,143      29,138
                                                -----------  -----------                           ----------  ----------
                                                  2,674,056    3,637,075      9.4%                    302,039     408,325
                                                -----------  -----------                           ----------  ----------


                                     % OF
                                  NET ASSETS
                                  ----------
ELECTRONICS
   Intel Corp...................
(b) Natl Semiconductor..........

                                      1.3%

ENTERTAINMENT
   Comcast Corp.................
   Disney (Walt) Productions....

                                      1.4%

FINANCIAL INSTITUTIONS
   Beneficial Corp..............
   Federal Home Loan Mtg........
   Federal Natl Mtg. Assoc......
   Finova Group Inc.............

                                      3.2%

FOOD & BEVERAGE PRODUCTS
   Campbell Soup Co.............
   General Mill Inc.............
   Hershey Foods Corp...........
   Kellogg Co...................
   McCormick & Sons Inc.........
   Nabisco Holdings Corp........
   Pepsico, Inc.................
   Ralston Purina Co............
   Universal Foods Corp.........

                                     10.4%

FOREST & PAPER PRODUCTS
   Kimberly-Clark Corp..........      1.5%

INSURANCE
   American Re Corp.............
   Equitable Iowa Cos...........
   Prudential Reins Hldgs.......
   Torchmark Corp...............
   Travelers Group Inc..........
   Unum Corp....................

                                      6.6%

MACHINERY
   York Intl Corp...............      1.0%

MEDICAL & HEALTH PRODUCTS
   American Home Prods..........
   Baxter Intl Inc..............
   Johnson & Johnson............
   Pfizer, Inc..................
   Schering Plough Corp.........
   Warner Lambert Co............

                                      9.6%


                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

                                                 SERIES Q (QUALIFIED)                       SERIES N (NON-QUALIFIED)
                                  --------------------------------------------------   ----------------------------------
                                    NUMBER                     MARKET        % OF       NUMBER                   MARKET
                                   OF SHARES     COST (A)       VALUE     NET ASSETS   OF SHARES    COST (A)     VALUE
                                  -----------   -----------  -----------  ----------   ---------   ----------  ----------
MEDICAL & HEALTH TECH. SERVICES
(b) Beverly Enterprises.........      18,100    $   252,354  $   192,312                 2,000     $   28,010  $   21,250
(b) Genesis Health Ventures.....       8,900        246,511      324,850                 1,000         27,792      36,500
   Manor Care Inc...............      22,500        604,560      787,500                 2,500         67,600      87,500
   Medtronic, Inc...............       3,400        179,784      189,975                   400         21,250      22,350
(b) Pacificare Health Sys.......       3,400        151,348      295,800                   350         16,426      30,450
(b) St. Jude Med Inc............       2,550         93,116      109,650                   300         10,937      12,900
   United Healthcare Co.........      14,100        520,891      921,788                 1,600         61,363     104,600
                                                -----------  -----------                           ----------  ----------
                                                  2,048,564    2,821,875      7.3%                    233,378     315,550
                                                -----------  -----------                           ----------  ----------
OIL SERVICES
   Schlumberger LTD.............       6,700        388,321      463,975      1.2%         800         47,148      55,400
                                                -----------  -----------                           ----------  ----------
OILS
   Amoco Corp...................       6,400        392,312      457,600                   700         43,001      50,050
   Mobil Corp...................       3,700        376,167      413,475                   400         40,667      44,700
                                                -----------  -----------                           ----------  ----------
                                                    768,479      871,075      2.2%                     83,668      94,750
                                                -----------  -----------                           ----------  ----------
PHOTOGRAPHIC PRODUCTS
   Eastman Kodak Co.............       8,000        435,766      536,000      1.4%         900         48,948      60,300
                                                -----------  -----------                           ----------  ----------
POLLUTION CONTROL
   WMX Technologies.............      21,200        588,475      630,700      1.6%       2,300         63,321      68,425
                                                -----------  -----------                           ----------  ----------
PRINTING & PUBLISHING
   McGraw Hill Cos Inc..........       5,300        372,267      461,763                   600         42,329      52,275
   Reuters Hldgs PLC............       5,300        214,386      292,162                   600         24,579      33,075
                                                -----------  -----------                           ----------  ----------
                                                    586,653      753,925      1.9%                     66,908      85,350
                                                -----------  -----------                           ----------  ----------
RAILROAD
   CSX Corp.....................       9,000        346,123      410,625                 1,000         38,773      45,625
   Illinois Central Corp........      10,500        319,349      402,938                 1,100         33,473      42,213
                                                -----------  -----------                           ----------  ----------
                                                    665,472      813,563      2.1%                     72,246      87,838
                                                -----------  -----------                           ----------  ----------
SPECIAL PRODUCTS & SERVICES
   Minnesota Mng & Mfg..........       2,900        167,684      192,488                   300         17,341      19,913
   Stanley Works................      11,500        491,371      592,250                 1,400         58,509      72,100
                                                -----------  -----------                           ----------  ----------
                                                    659,055      784,738      2.0%                     75,850      92,013
                                                -----------  -----------                           ----------  ----------
STORES
(b) Autozone Inc................       9,800        265,571      282,975                 1,000         27,095      28,875
   Circuit City Stores..........      10,100        348,828      279,012                 1,100         37,984      30,387
(b) Office Depot Inc............      19,100        215,234      374,838                 2,100         22,836      41,213
   Sears Roebuck & Co...........       3,400        121,321      132,600                   400         14,254      15,600
   Wal Mart Stores Inc..........      28,900        697,291      643,025                 3,200         77,364      71,200
                                                -----------  -----------                           ----------  ----------
                                                  1,648,245    1,712,450      4.4%                    179,533     187,275
                                                -----------  -----------                           ----------  ----------
TELECOMMUNICATIONS
(b) Cabletron Sys Inc...........       3,700        213,196      299,700                   400         22,510      32,400
(b) Rogers Communications
    Inc.........................      18,300        250,816      206,241                 2,000         27,658      22,540
                                                -----------  -----------                           ----------  ----------
                                                    464,012      505,941      1.3%                     50,168      54,940
                                                -----------  -----------                           ----------  ----------


                                     % OF
                                  NET ASSETS
                                  ----------
MEDICAL & HEALTH TECH. SERVICES
(b) Beverly Enterprises.........
(b) Genesis Health Ventures.....
   Manor Care Inc...............
   Medtronic, Inc...............
(b) Pacificare Health Sys.......
(b) St. Jude Med Inc............
   United Healthcare Co.........

                                      7.4%

OIL SERVICES
   Schlumberger LTD.............      1.3%

OILS
   Amoco Corp...................
   Mobil Corp...................

                                      2.2%

PHOTOGRAPHIC PRODUCTS
   Eastman Kodak Co.............      1.4%

POLLUTION CONTROL
   WMX Technologies.............      1.6%

PRINTING & PUBLISHING
   McGraw Hill Cos Inc..........
   Reuters Hldgs PLC............

                                      2.0%

RAILROAD
   CSX Corp.....................
   Illinois Central Corp........

                                      2.1%

SPECIAL PRODUCTS & SERVICES
   Minnesota Mng & Mfg..........
   Stanley Works................

                                      2.2%

STORES
(b) Autozone Inc................
   Circuit City Stores..........
(b) Office Depot Inc............
   Sears Roebuck & Co...........
   Wal Mart Stores Inc..........

                                      4.4%

TELECOMMUNICATIONS
(b) Cabletron Sys Inc...........
(b) Rogers Communications
    Inc.........................

                                      1.3%


                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

                                                 SERIES Q (QUALIFIED)                       SERIES N (NON-QUALIFIED)
                                  --------------------------------------------------   ----------------------------------
                                    NUMBER                     MARKET        % OF       NUMBER                   MARKET
                                   OF SHARES     COST (A)       VALUE     NET ASSETS   OF SHARES    COST (A)     VALUE
                                  -----------   -----------  -----------  ----------   ---------   ----------  ----------
UTILITIES--ELECTRIC
   DPL Inc......................       9,300    $   200,356  $   230,175      0.6%       1,000     $   21,550  $   24,750
                                                -----------  -----------                           ----------  ----------
UTILITIES--TELEPHONE
   AT&T Corp....................       8,900        497,345      576,275                 1,000         57,006      64,750
   MCI Communications Inc.......      26,900        659,488      702,762                 3,000         74,737      78,375
                                                -----------  -----------                           ----------  ----------
                                                  1,156,833    1,279,037      3.3%                    131,743     143,125

                                                                           ---------
                                  -----------   -----------  -----------               ---------   ----------  ----------
   Total common stocks..........     759,870     27,672,758   35,657,187     92.0%      84,380      3,082,644   3,972,310

                                                                           ---------
                                  -----------   -----------  -----------               ---------   ----------  ----------
PREFERRED STOCKS
CELLULAR TELEPHONES
   (b) Cellular Communications
    Pfd.........................      10,223        369,762      508,595      1.3%       1,038         34,345      51,641

                                                                           ---------
                                  -----------   -----------  -----------               ---------   ----------  ----------
      Total preferred stocks....      10,223        369,762      508,595      1.3%       1,038         34,345      51,641

                                                                           ---------
                                  -----------   -----------  -----------               ---------   ----------  ----------
      Total stocks..............     770,093     28,042,520   36,165,782     93.3%      85,418      3,116,989   4,023,951
                                  -----------   -----------  -----------  ----------   ---------   ----------  ----------
                                  -----------                                          ---------
SHORT-TERM NOTES
FINANCIAL INSTITUTIONS
   Federal Home Ln Mtg Assoc.
    5.75% due January 1996......   2,400,000      2,398,466    2,398,466      6.2%
                                                -----------  -----------
      Total short-term notes....   2,400,000      2,398,466    2,398,466      6.2%
                                                -----------  -----------
      Total investments in
          securities of
          unaffiliated
          companies.............                $30,440,986   38,564,248     99.5%                 $3,116,989   4,023,951
                                                -----------  -----------                           ----------  ----------
                                                -----------                                        ----------
CASH AND RECEIVABLES LESS
    LIABILITIES                                                  210,785      0.5%                                237,470
                                                             -----------                                       ----------
      Total net assets..........                             $38,775,033    100.0%                             $4,261,421
                                                             -----------                                       ----------
                                                             -----------                                       ----------

                                     % OF
                                  NET ASSETS
                                  ----------
UTILITIES--ELECTRIC
   DPL Inc......................      0.6%
UTILITIES--TELEPHONE
   AT&T Corp....................
   MCI Communications Inc.......
                                      3.4%
                                  ---------
   Total common stocks..........     93.2%
                                  ---------
PREFERRED STOCKS
CELLULAR TELEPHONES
   (b) Cellular Communications
    Pfd.........................      1.2%
                                  ---------
      Total preferred stocks....      1.2%
                                  ---------
      Total stocks..............     94.4%
                                  ----------
SHORT-TERM NOTES
FINANCIAL INSTITUTIONS
   Federal Home Ln Mtg Assoc.
    5.75% due January 1996......
      Total short-term notes....
      Total investments in
          securities of
          unaffiliated
          companies.............     94.4%
CASH AND RECEIVABLES LESS
    LIABILITIES                       5.6%
      Total net assets..........    100.0%

(a) Effective cost for federal income tax purposes.
(b) Non-income producing security

                See accompanying notes to financial statements.

Notes to Financial Statements

                               December 31, 1995

1. ORGANIZATION
   The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is 83% owned by Textron Inc.

2. ACCOUNTING POLICIES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

  Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 1995 as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend dates. Interest income is accrued on a daily basis.

  The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

  Contract owners' equity is comprised of two components. Contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3. INVESTMENT ADVISOR
   Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

  Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4. INVESTMENT SUB-ADVISOR
   Under an investment sub-advisory agreement with MFS Asset Management, Inc. ("AMI"), formerly Massachusetts Financial Services Company ("MFS"), AMI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

5. FEDERAL INCOME TAXES
   The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Textron Inc. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6. SECURITY TRANSACTIONS
   The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                                               SERIES Q (QUALIFIED)       SERIES N (NON-QUALIFIED)
                                                           ----------------------------  --------------------------
                                                             PURCHASES        SALES       PURCHASES       SALES
                                                           -------------  -------------  ------------  ------------
  1995...................................................  $  21,413,264  $  22,487,069  $  2,385,219  $  2,546,433
  1994...................................................  $  18,095,100  $  19,227,710  $  2,045,919  $  2,262,992

  At December 31, 1995, net unrealized appreciation of investments in Series Q, amounting to $8,123,262, consisted of unrealized gains of $8,405,231 and unrealized losses of $281,969; net unrealized appreciation of investments in Series N, amounting to $906,962, consisted of unrealized gains of $938,286 and unrealized losses of $31,324.

7. ACCUMULATION UNITS
   The change in the number of accumulation units outstanding during each of the two years ended December 31, 1995 and 1994, respectively, were as follows:

                                                                                        SERIES N (NON-
                                                              SERIES Q (QUALIFIED)        QUALIFIED)
                                                             ----------------------  --------------------
                                                                1995        1994       1995       1994
                                                             ----------  ----------  ---------  ---------
Units outstanding at beginning of year.....................   5,597,405   5,700,469    604,004    639,647
 Units credited to contracts:
     Net purchase payments.................................     114,907     110,190      1,152      1,441
 Units withdrawn from contracts:
     Annuity payments......................................      42,202      42,296     22,386     24,189
     Terminations and withdrawals..........................     190,226     179,871      6,906     21,401
                                                             ----------  ----------  ---------  ---------
     Net units withdrawn...................................     232,428     222,167     29,292     45,590
                                                             ----------  ----------  ---------  ---------
  Contract units withdrawn in excess of units credited.....    (117,521)   (111,977)   (28,140)   (44,149)
 Other additions...........................................      10,834       8,913     10,532      8,506
                                                             ----------  ----------  ---------  ---------
  Net decrease in units....................................    (106,687)   (103,064)   (17,608)   (35,643)
                                                             ----------  ----------  ---------  ---------
Units outstanding at end of year...........................   5,490,718   5,597,405    586,396    604,004
                                                             ----------  ----------  ---------  ---------
                                                             ----------  ----------  ---------  ---------

8. SUBSEQUENT EVENT
   On January 10, 1996, contract withdrawals totaling $7,485,000 were processed from Series Q of the Fund. These withdrawals by participants in the Paul Revere Agency Pension Plan were deposited into an unrelated funding vehicle.

SELECTED PER UNIT DATA AND RATIOS

                                                                                       YEAR ENDED DECEMBER 31,
                                                                        -----------------------------------------------------
                                                                          1995       1994       1993       1992       1991
                                                                        ---------  ---------  ---------  ---------  ---------
PER UNIT DATA (A)
SERIES Q (QUALIFIED)
------------------
Investment income.....................................................  $   0.119  $   0.081  $   0.054  $   0.068  $   0.093
Expenses..............................................................      0.096      0.073      0.079      0.076      0.066
                                                                        ---------  ---------  ---------  ---------  ---------
Net investment income (loss)..........................................      0.023      0.008    (0.025)    (0.008)      0.027
Net realized and unrealized gains (losses) from securities............      1.711    (0.020)      0.291      0.159      1.295
                                                                        ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net asset value............................      1.734    (0.012)      0.266      0.151      1.322
Accumulation unit net asset value:
  Beginning of year...................................................      5.328      5.340      5.074      4.923      3.601
                                                                        ---------  ---------  ---------  ---------  ---------
  End of year.........................................................  $   7.062  $   5.328  $   5.340  $   5.074  $   4.923
                                                                        ---------  ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------  ---------
SERIES N (NON-QUALIFIED)
-----------------------
Investment income.....................................................  $   0.117  $   0.099  $   0.055  $   0.071  $   0.085
Expenses..............................................................  $   0.109      0.102      0.092      0.094      0.076
                                                                        ---------  ---------  ---------  ---------  ---------
Net investment income (loss)..........................................      0.008    (0.003)    (0.037)    (0.023)      0.009
Net realized and unrealized gains (losses) from securities............      1.769    (0.023)      0.318      0.194      1.361
                                                                        ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net asset value............................      1.777    (0.026)      0.281      0.171      1.370
Accumulation unit net asset value:
  Beginning of year...................................................      5.490      5.516      5.235      5.064      3.694
                                                                        ---------  ---------  ---------  ---------  ---------
  End of year.........................................................  $   7.267  $   5.490  $   5.516  $   5.235  $   5.064
                                                                        ---------  ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------  ---------

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

RATIOS
SERIES Q (QUALIFIED)
-------------------
Operating expenses to average accumulation fund
  balance..............................................................      1.55%      1.55%      1.56%      1.56%      1.56%
Net investment income (loss) to average
  accumulation fund balance............................................      0.38%      0.17%     (0.50%)    (0.17%)     0.64%
Portfolio turnover rate................................................        64%        64%        59%        61%        98%
Accumulation units outstanding at the end of the year
  (in thousands).......................................................      5,491      5,597      5,700      5,753      5,839

SERIES N (NON-QUALIFIED)
-----------------------
Operating expenses to average accumulation fund balance................      1.71%      1.73%      1.73%      1.74%      1.76%
Net investment income (loss) to average
  accumulation fund balance............................................      0.13%     (0.05%)    (0.69%)    (0.42%)     0.21%
Portfolio turnover rate................................................        67%        62%        62%        66%       109%
Accumulation units outstanding at the end of the year
  (in thousands).......................................................        586        604        640        662        684

                         REPORT OF INDEPENDENT AUDITORS

The Owners of Variable Annuity Contracts of The Paul Revere Variable Annuity Insurance Company and the Board of Managers of The Paul Revere Variable Annuity Contract Accumulation Fund of The Paul Revere Variable Annuity Insurance
Company:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                         Ernst & Young LLP

Boston, Massachusetts
February 2, 1996